Accrued Pension And Severance Costs (Schedule Of Benefit Obligation, Fair Value Of Plan Assets And Funded Status Of Plan) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	¥ 34,285	¥ 33,100
Change in benefit obligation, Service cost	1,355	1,362	1,320
Change in benefit obligation, Interest cost	748	724	745
Change in benefit obligation, Actuarial (gain) or loss	2,464	(417)
Change in benefit obligation, Plan amendment	123
Change in benefit obligation, Benefits paid	(542)	(484)
Change in benefit obligation, Balance at end of year	38,433	34,285	33,100
Change in plan assets, Balance at beginning of year	20,282	19,427
Change in plan assets, Employer contributions	1,786	1,606
Change in plan assets, Actual return on plan assets	(1,594)	(331)
Change in plan assets, Benefits paid	(479)	(420)
Change in plan assets, Balance at end of year	19,995	20,282	19,427
Funded status	(18,438)	(14,003)
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	230
Change in benefit obligation, Service cost	227
Change in benefit obligation, Interest cost	242
Change in benefit obligation, Actuarial (gain) or loss	2,349
Change in benefit obligation, Plan participants' contributions	66
Change in benefit obligation, Benefits paid	(80)
Change in benefit obligation, Acquisition	7,518
Change in benefit obligation, Foreign currency exchange rate changes	(338)
Change in benefit obligation, Balance at end of year	10,214
Change in plan assets, Employer contributions	131
Change in plan assets, Plan participants' contributions	66
Change in plan assets, Actual return on plan assets	(278)
Change in plan assets, Benefits paid	(35)
Change in plan assets, Acquisition	5,051
Change in plan assets, Foreign currency exchange rate changes	(299)
Change in plan assets, Balance at end of year	4,636
Funded status	¥ (5,578)